Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss Per Share
The table below sets forth the computation of basic and diluted loss per share for the periods presented (in thousands, except share and per share amounts):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(9,002)	$(9,438)	$(25,782)	$(29,470)
Deemed dividends	—	(305)	—	(2,724)

Net loss attributable to common stockholder	$(9,002)	$(9,743)	$(25,782)	$(32,194)

Denominator:
Weighted average shares outstanding	12,464,236	374,270	4,495,701	367,888
Effect of dilutive shares	—	—	—	—

Basic and diluted loss per share	$(0.72)	$(26.03)	$(5.73)	$(87.51)

The table below sets forth the computation of basic and diluted loss per share for the periods presented (in thousands, except share and per share amounts
):

	Years Ended December 31,
	2024	2023
Numerator:
Net loss	$(39,661)	$(50,332)
Deemed dividends	(2,724)	(1,941)

Net loss attributable to common stockholder	$(42,385)	$(52,273)

Denominator:
Weighted average shares outstanding	372,426	347,249
Effect of dilutive shares	—	—

Basic and diluted loss per share	$(113.81)	$(150.53)

Summary of Anti-Dilutive Securities Excluded from Calculation of Diluted Earnings Per Share	The following table summarizes the number of shares of common stock issuable under various securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Three and nine months ended September 30,
	2025	2024
Redeemable convertible preferred stock	—	12,196,291
Common warrants	244,425	672,632
Preferred warrants	—	10,377
Restricted stock units	185,247	90,009
Stock options and employee stock purchase plan	4,401,452	2,291,745

Total shares	4,831,124	15,261,054

The following table summarizes the number of shares of common stock issuable under securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2024	2023
Redeemable convertible preferred stock	12,729,349	10,107,310
Common warrants	672,632	433,701
Preferred warrants	10,377	10,377
Restricted stock units	113,819	18,581
Stock options	2,228,838	1,760,976

Total shares	15,755,015	12,330,945

Summary of Unaudited Pro Forma Basic And Diluted Earnings Per Share
The following table summarizes the calculation of unaudited pro forma basic and diluted earnings per share for the period presented (in thousands, except share and per share amounts):

Year Ended December 31, 2024
(unaudited)
Numerator:
Net loss used to compute pro forma net loss per share	$(39,661)
Deemed dividend	(2,724)

Net loss attributable to common stockholder used to compute pro forma net loss per share	$(42,385)

Denominator:
Weighted average shares outstanding	372,426
Pro forma adjustment to reflect the automatic conversion of all convertible preferred stock to common stock upon an IPO, exercise of the IPO Exercised Warrants and settlement of the IPO Vesting RSUs	13,170,324

Pro forma weighted average number of shares outstanding-basic and diluted	13,542,750
Unaudited pro forma net loss per share-basic and diluted	$(3.13)